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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Government Fund - March 31, 2012
MORTGAGE BACKED SECURITIES - 10.4%	Par Value	Value (Note 1)
Fannie Mae - 4.3%
5.5%, 2/1/18 Pool # 555345	15,177	$ 16,552
5%, 6/1/18 Pool # 555545	31,269	33,945
6.5%, 5/1/32 Pool # 636758	7,248	8,256
6.5%, 6/1/32 Pool # 254346	9,173	10,449
6%, 8/1/32 Pool # 254405	15,077	16,846
4.5%, 12/1/35 Pool # 745147	97,856	104,234
5.5%, 1/1/38 Pool # 953589	29,305	31,963
		222,245
Freddie Mac - 3.9%
5.5%, 8/1/17 Pool # E90778	11,796	12,788
4.5%, 11/1/23 Pool # G13342	28,318	30,255
6.5%, 6/1/32 Pool # C01364	8,742	9,952
4%, 10/1/40 Pool # A94362	142,012	148,742
		201,737
Ginnie Mae - 2.2%
7%, 9/20/27 Pool # e 2483	5,865	6,885
6%, 2/15/38 Pool # 676516	26,362	29,767
4%, 4/15/39 Pool # 698089	69,985	75,283
		111,935
Total Mortgage Backed Securities
(Cost $502,122)		535,917

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 86.6%
Fannie Mae - 24.6%
3.625%, 2/12/13	150,000	154,392
4.75%, 2/21/13	150,000	155,981
4.375%, 7/17/13	150,000	157,844
4.625%, 10/15/13	125,000	133,255
2.375%, 7/28/15	200,000	211,032
1.625%, 10/26/15	200,000	206,190
2.375%, 4/11/16	250,000	264,284
		1,282,978
Federal Home Loan Bank - 15.5%
4%, 9/6/13	150,000	157,918
3.125%, 12/13/13	100,000	104,702
1.375%, 5/28/14	250,000	255,464
3.375%, 6/12/20	265,000	289,764
		807,848
Freddie Mac - 12.7%
4.5%, 7/15/13	150,000	158,213
2.875%, 2/9/15	125,000	133,196
2.5%, 5/27/16	350,000	372,122
		663,531
U.S. Treasury Note - 33.8%
4%, 11/15/12	150,000	153,562
0.625%, 1/31/13	150,000	150,545
4.25%, 8/15/14	100,000	108,992
2.625%, 4/30/16	200,000	214,469
3.125%, 10/31/16	600,000	658,266
4.5%, 5/15/17	90,000	105,314
3.75%, 11/15/18	150,000	171,574
1.375%, 11/30/18	200,000	198,141
		1,760,863
Total U.S. Government and Agency Obligations
(Cost $4,385,702)		4,515,220

Repurchase Agreement - 2.2%
With U.S. Bank National Association issued 3/30/12 at 0.01%, due
4/2/12, collateralized by $72,895 in Freddie Mac Gold Pool #G01543 due 5/1/33 and $43,010 in Fannie Mae Pool #739797 due 9/1/18.
Proceeds at maturity are $113,637 (Cost $113,637)		113,637

TOTAL INVESTMENTS - 99.2% (Cost $5,001,461)		5,164,774
NET OTHER ASSETS AND LIABILITIES - 0.8%		40,100
TOTAL ASSETS - 100%		$ 5,204,874

Core Bond Fund - March 31, 2012
CORPORATE NOTES AND BONDS - 52.4%	Par Value	Value (Note 1)
Consumer Discretionary - 2.9%
Comcast Cable Communications Holdings Inc., 8.375%, 3/15/13	27,000	$ 28,958
Comcast Corp., 5.3%, 1/15/14	100,000	107,618
McDonald's Corp., 5.35%, 3/1/18	100,000	119,830
		256,406
Consumer Staples - 9.8%
Bottling Group LLC., 5.125%, 1/15/19	100,000	117,002
Costco Wholesale Corp., 5.5%, 3/15/17	100,000	119,019
CVS Caremark Corp., 5.75%, 6/1/17	100,000	118,144
Kellogg Co., 4.45%, 5/30/16	100,000	110,787
Kimberly-Clark Corp., 6.125%, 8/1/17	150,000	183,249
Sysco Corp., 5.25%, 2/12/18	100,000	118,497
Walgreen Co., 4.875%, 8/1/13	100,000	105,890
		872,588
Energy - 6.1%
BP Capital Markets PLC, 3.875%, 3/10/15	52,000	55,809
ConocoPhillips, 4.6%, 1/15/15	150,000	165,506
Devon Energy Corp., 6.3%, 1/15/19	125,000	152,767
Valero Energy Corp., 6.125%, 2/1/20	150,000	172,606
		546,688
Financials - 15.2%
Allstate Corp./The, 6.2%, 5/16/14	100,000	111,079
American Express Credit Corp., 5.875%, 5/2/13	150,000	157,780
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	150,000	160,709
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	110,906
General Electric Capital Corp., 4.8%, 5/1/13	100,000	104,390
Goldman Sachs Group Inc./The, 5.75%, 10/1/16	100,000	108,339
JPMorgan Chase & Co., 3.7%, 1/20/15	150,000	158,273
Markel Corp., 6.8%, 2/15/13	75,000	77,277
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	100,000	107,459
US Bancorp, 4.2%, 5/15/14	100,000	107,062
Wells Fargo & Co., 4.375%, 1/31/13	150,000	154,649
		1,357,923
Health Care - 5.7%
Abbott Laboratories, 5.6%, 11/30/17	100,000	121,080
Eli Lilly & Co., 4.2%, 3/6/14	100,000	106,665
Merck & Co. Inc., 4%, 6/30/15	150,000	164,855
Pfizer Inc., 5.35%, 3/15/15	100,000	113,129
		505,729
Industrials - 2.6%
Danaher Corp., 3.9%, 6/23/21	100,000	109,560
United Parcel Service Inc., 5.5%, 1/15/18	100,000	120,425
		229,985
Information Technology - 8.0%
Cisco Systems Inc., 5.5%, 2/22/16	100,000	116,155
Google Inc., 3.625%, 5/19/21	100,000	108,760
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	114,390
Oracle Corp., 4.95%, 4/15/13	100,000	104,747
Texas Instruments Inc., 2.375%, 5/16/16	150,000	156,768
Western Union Co./The, 5.93%, 10/1/16	100,000	115,420
		716,240
Materials - 1.2%
EI du Pont de Nemours & Co., 4.75%, 11/15/12	100,000	102,662

Utilities - 0.9%
Dominion Resources Inc./VA, 5.7%, 9/17/12	75,000	76,711

Total Corporate Notes and Bonds (Cost $4,408,504)		4,664,932

MORTGAGE BACKED SECURITIES - 19.2%
Fannie Mae - 11.5%
5%, 2/1/19 Pool # 725341	25,262	27,424
6%, 3/1/21 Pool # 745406	37,434	40,545
5.5%, 3/1/21 Pool # 837199	45,691	49,831
6.5%, 5/1/32 Pool # 636758	9,663	11,008
4.5%, 12/1/35 Pool # 745147	97,856	104,234
5%, 2/1/36 Pool # 745275	99,215	107,301
5%, 3/1/36 Pool # 745355	132,297	143,078
5.5%, 5/1/36 Pool # 745516	43,341	47,447
6%, 12/1/36 Pool # 256514	53,280	58,865
6%, 12/1/36 Pool # 902070	48,357	53,426
6%, 12/1/36 Pool # 903002	47,753	52,758
5.5%, 1/1/37 Pool # 905805	89,424	97,672
5.5%, 1/1/38 Pool # 953589	29,305	31,962
6%, 1/1/38 Pool # 965649	31,837	35,115
5%, 4/1/38 Pool # 889260	151,504	163,803
		1,024,469
Freddie Mac - 4.5%
5%, 2/1/21 Pool # G11911	48,507	52,409
4.5%, 4/1/23 Pool # J07302	105,110	112,301
4.5%, 11/1/23 Pool # G13342	56,636	60,511
6%, 8/1/36 Pool # A51727	39,988	44,220
6.5%, 11/1/36 Pool # C02660	49,933	56,033
5%, 9/1/38 Pool # G04815	72,086	77,709
		403,183
Ginnie Mae - 3.2%
4%, 4/15/39 Pool # 698089	262,445	282,311

Total Mortgage Backed Securities (Cost $1,591,590)		1,709,963

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.1%
Freddie Mac - 3.3%
5%, 2/16/17	250,000	295,096

U.S. Treasury Bond - 7.7%
5.375%, 2/15/31	350,000	470,805
3.75%, 8/15/41	200,000	216,250
		687,055
U.S. Treasury Note - 15.1%
3.125%, 10/31/16	35,000	38,399
3.125%, 5/15/19	950,000	1,046,261
2.625%, 11/15/20	250,000	262,949
		1,347,609
Total U.S. Government and Agency Obligations
(Cost $2,224,506)		2,329,760

Repurchase Agreement - 0.2%
With U.S. Bank National Association issued 3/30/12 at 0.01%, due
4/2/12, collateralized by $13,985 in Freddie Mac Gold Pool #G01543 due 5/1/33 and $8,252 in Fannie Mae Pool #739797 due 9/1/18.
Proceeds at maturity are $21,802 (Cost $21,802)		21,802

TOTAL INVESTMENTS - 97.9% (Cost $8,246,402)		8,726,457
NET OTHER ASSETS AND LIABILITIES - 2.1%		183,991
TOTAL ASSETS - 100%		$ 8,910,448
LLC-Limited Liability Company
PLC-Public Limited Company

Institutional Bond Fund - March 31, 2012
CORPORATE NOTES AND BONDS - 50.8%	Par Value	Value (Note 1)
Consumer Discretionary - 1.1%
McDonald's Corp., 5.35%, 3/1/18	1,000,000	$ 1,198,302

Consumer Staples - 9.2%
Coca-Cola Co./The, 4.875%, 3/15/19	1,500,000	1,727,099
PepsiCo Inc., 4.65%, 2/15/13	1,500,000	1,555,009
Procter & Gamble Co./The, 4.7%, 2/15/19	1,500,000	1,748,778
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,184,971
Walgreen Co., 4.875%, 8/1/13	125,000	132,362
Walgreen Co., 5.25%, 1/15/19	1,500,000	1,731,169
Wal-Mart Stores Inc., 4.55%, 5/1/13	125,000	130,554
Wal-Mart Stores Inc., 4.5%, 7/1/15	1,500,000	1,670,030
		9,879,972
Energy - 2.1%
BP Capital Markets PLC, 3.875%, 3/10/15	518,000	555,938
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,655,061
		2,210,999
Financials - 17.1%
Allstate Corp./The, 6.2%, 5/16/14	2,000,000	2,221,590
American Express Co., 4.875%, 7/15/13	1,500,000	1,571,133
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	1,500,000	1,607,096
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	1,450,000	1,608,140
General Electric Capital Corp., 5.625%, 9/15/17	2,000,000	2,331,148
John Deere Capital Corp., 1.4%, 3/15/17	1,500,000	1,490,945
JPMorgan Chase & Co., 3.7%, 1/20/15	2,000,000	2,110,304
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	1,450,000	1,558,158
US Bancorp, 4.2%, 5/15/14	1,500,000	1,605,925
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,320,428
		18,424,867
Health Care - 4.3%
Abbott Laboratories, 5.6%, 11/30/17	2,000,000	2,421,608
Eli Lilly & Co., 4.2%, 3/6/14	450,000	479,991
Pfizer Inc., 5.35%, 3/15/15	1,500,000	1,696,940
		4,598,539
Industrials - 3.2%
Caterpillar Inc., 3.9%, 5/27/21	1,500,000	1,647,161
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,806,372
		3,453,533
Information Technology - 10.4%
Cisco Systems Inc., 5.5%, 2/22/16	1,500,000	1,742,318
Google Inc., 3.625%, 5/19/21	1,500,000	1,631,398
Intel Corp., 1.95%, 10/1/16	2,000,000	2,062,116
International Business Machines Corp., 4.75%, 11/29/12	1,000,000	1,030,651
Microsoft Corp., 3%, 10/1/20	1,500,000	1,586,160
Oracle Corp., 4.95%, 4/15/13	1,000,000	1,047,474
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,090,242
		11,190,359
Materials - 1.5%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,500,000	1,604,233

Telecommunication Services - 1.9%
AT&T Inc., 1.6%, 2/15/17	2,000,000	1,990,966

Total Corporate Notes and Bonds (Cost $52,959,078)		54,551,770

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 42.2%
Fannie Mae - 5.0%
4.625%, 10/15/14	3,250,000	3,587,028
1.375%, 11/15/16	1,750,000	1,772,680
		5,359,708
Federal Home Loan Bank - 1.9%
3.625%, 5/29/13	2,000,000	2,078,076

Freddie Mac - 6.1%
5.125%, 7/15/12	2,250,000	2,282,828
4.5%, 7/15/13	2,250,000	2,373,199
2.5%, 5/27/16	1,750,000	1,860,609
		6,516,636
U.S. Treasury Note - 29.2%
1%, 3/31/12	7,500,000	7,500,000
4%, 11/15/12	2,000,000	2,047,500
1.375%, 1/15/13	5,000,000	5,046,485
2%, 11/30/13	5,000,000	5,139,650
4.25%, 8/15/14	5,000,000	5,449,610
3.125%, 5/15/19	3,500,000	3,854,648
2.625%, 11/15/20	2,250,000	2,366,543
		31,404,436
Total U.S. Government and Agency Obligations
(Cost $44,481,914)		45,358,856

Repurchase Agreement - 6.5%
With U.S. Bank National Association issued 3/30/12 at 0.01%, due
4/2/12, collateralized by $4,455,897 in Freddie Mac Gold Pool #G01543
due 5/1/33 and $2,629,080 in Fannie Mae Pool #739797 due 9/1/18.
Proceeds at maturity are $6,946,348 (Cost $6,946,346)		6,946,346

TOTAL INVESTMENTS - 99.5% (Cost $104,387,338)		106,856,972
NET OTHER ASSETS AND LIABILITIES - 0.5%		554,557
TOTAL ASSETS - 100%		$107,411,529
PLC-Public Limited Company

Investment Grade Corporate Bond Fund - March 31, 2012
CORPORATE NOTES AND BONDS - 95.5%	Par Value	Value (Note 1)
Consumer Discretionary - 9.7%
Comcast Corp., 6.45%, 3/15/37	420,000	$ 504,353
DIRECTV Holdings LLC. / DIRECTV Financing Co. Inc., 5%, 3/1/21	400,000	434,305
McDonald's Corp., 5.8%, 10/15/17	20,000	24,314
Target Corp., 5.875%, 7/15/16	20,000	23,635
Target Corp., 5.375%, 5/1/17	400,000	472,525
Time Warner Inc., 6.25%, 3/29/41	250,000	286,686
		1,745,818
Consumer Staples - 17.2%
Coca-Cola Refreshments USA Inc., 7.375%, 3/3/14	10,000	11,256
CVS Caremark Corp., 5.75%, 6/1/17	400,000	472,577
General Mills Inc., 5.65%, 2/15/19	380,000	451,811
Kellogg Co., 1.875%, 11/17/16	400,000	404,038
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	12,217
Kraft Foods Inc., 6.5%, 8/11/17	20,000	24,155
Kraft Foods Inc., 5.375%, 2/10/20	400,000	463,171
PepsiCo Inc., 5.5%, 1/15/40	275,000	324,791
Sysco Corp., 5.25%, 2/12/18	25,000	29,624
Walgreen Co., 5.25%, 1/15/19	420,000	484,727
Wal-Mart Stores Inc., 3.25%, 10/25/20	420,000	440,394
		3,118,761
Energy - 10.3%
BP Capital Markets PLC, 3.875%, 3/10/15	13,000	13,952
ConocoPhillips, 4.6%, 1/15/15	420,000	463,417
Devon Energy Corp., 5.625%, 1/15/14	15,000	16,290
Devon Energy Corp., 5.6%, 7/15/41	400,000	451,782
Marathon Oil Corp., 6%, 10/1/17	400,000	468,132
Valero Energy Corp., 6.875%, 4/15/12	10,000	10,005
Valero Energy Corp., 6.625%, 6/15/37	410,000	447,667
		1,871,245
Financials - 27.1%
Allstate Corp./The, 5%, 8/15/14	400,000	436,268
American Express Co., 4.875%, 7/15/13	25,000	26,186
American Express Co., 6.15%, 8/28/17	400,000	470,503
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	425,000	455,344
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	22,181
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	473,166
General Electric Capital Corp., 6.75%, 3/15/32	425,000	509,255
Goldman Sachs Group Inc./The, 5.125%, 1/15/15	20,000	21,300
Goldman Sachs Group Inc./The, 3.625%, 2/7/16	250,000	250,151
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	21,747
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	410,276
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	425,000	456,702
Simon Property Group LP, 4.125%, 12/1/21	400,000	420,554
US Bancorp, 4.2%, 5/15/14	25,000	26,765
US Bancorp, 2.2%, 11/15/16	400,000	408,205
Wells Fargo & Co., 5.625%, 12/11/17	410,000	475,688
Wells Fargo & Co., 4.6%, 4/1/21	15,000	16,116
		4,900,407
Health Care - 5.4%
Abbott Laboratories, 5.875%, 5/15/16	425,000	500,448
Merck & Co. Inc., 3.875%, 1/15/21	400,000	440,026
Pfizer Inc., 5.35%, 3/15/15	25,000	28,282
		968,756
Industrials - 2.6%
Caterpillar Inc., 5.2%, 5/27/41	20,000	23,165
CSX Corp., 6.15%, 5/1/37	20,000	23,304
Norfolk Southern Corp., 3.25%, 12/1/21	400,000	403,459
United Parcel Service Inc., 5.5%, 1/15/18	20,000	24,085
		474,013
Information Technology - 14.7%
Cisco Systems Inc., 5.5%, 2/22/16	425,000	493,657
Hewlett-Packard Co., 4.75%, 6/2/14	400,000	428,127
Hewlett-Packard Co., 3.75%, 12/1/20	25,000	24,939
Intel Corp., 1.95%, 10/1/16	300,000	309,317
Intel Corp., 3.3%, 10/1/21	20,000	20,705
International Business Machines Corp., 4.75%, 11/29/12	20,000	20,613
International Business Machines Corp., 1.95%, 7/22/16	400,000	410,887
Oracle Corp., 5.75%, 4/15/18	420,000	511,267
Texas Instruments Inc., 1.375%, 5/15/14	400,000	406,476
Western Union Co./The, 5.93%, 10/1/16	20,000	23,084
		2,649,072
Materials - 6.2%
ArcelorMittal, 6.25%, 2/25/22	250,000	253,238
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	412,295
EI du Pont de Nemours & Co., 4.75%, 11/15/12	25,000	25,665
EI du Pont de Nemours & Co., 3.25%, 1/15/15	400,000	427,796
		1,118,994
Utilities - 2.3%
Dominion Resources Inc./VA, 5.7%, 9/17/12	410,000	419,353

Total Corporate Notes and Bonds (Cost $17,015,717)		17,266,419

Repurchase Agreement - 3.7%
With U.S. Bank National Association issued 3/30/12 at 0.01%, due
4/2/12, collateralized by $433,115 in Freddie Mac Gold Pool #G01543 due 5/1/33 and $255,547 in Fannie Mae Pool #739797 due 9/1/18.
Proceeds at maturity are $675,187 (Cost $675,187)		675,187

TOTAL INVESTMENTS - 99.2% (Cost $17,690,904)		17,941,606
NET OTHER ASSETS AND LIABILITIES - 0.8%		149,867
TOTAL ASSETS - 100%		$18,091,473
LLC-Limited Liability Company
PLC-Public Limited Company

Notes to Quarterly Holdings Report

1. Portfolio Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.  In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of  March 31, 2012, none of the funds held securities deemed as a Level 3 and there were no transfers between classification levels during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the funds’ investments carried at fair value:

				Value at
Fund	(Level 1)	(Level 2)	(Level 3)	3/31/2012
Government Fund
Mortgage Backed Securities	$ -	$ 535,917	$ -	$ 535,917
U.S. Government and Agency Obligations		4,515,220		4,515,220
Repurchase Agreement		113,637		113,637
	$ -	$ 5,164,774	$ -	$ 5,164,774
Core Bond Fund
Corporate Notes and Bonds	$ -	$ 4,664,932	$ -	$ 4,664,932
Mortgage Backed Securities		1,709,963		1,709,963
U.S. Government and Agency Obligations		2,329,760		2,329,760
Repurchase Agreement		21,802		21,802
	$ -	$ 8,726,457	$ -	$ 8,726,457
Institutional Bond Fund
Corporate Notes and Bonds	$ -	$ 54,551,770	$ -	$ 54,551,770
U.S. Government and Agency Obligations		45,358,856		45,358,856
Repurchase Agreement		6,946,346		6,946,346
	$ -	$106,856,972	$ -	$106,856,972
Investment Grade Corporate Bond Fund
Corporate Notes and Bonds	$ -	$ 17,266,419	$ -	$ 17,266,419
Repurchase Agreement		675,187		675,187
	$ -	$ 17,941,606	$ -	$ 17,941,606

The Funds adopted guidance regarding enhanced disclosures about funds' derivitive and hedging activities.  Management has determined that there is no impact on the financial statements of the Funds held in the Trust as they did not hold derivative financial instruments during the year.

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011.  The adviser has determined the updated standards have no material impact on the Fund’s financial statements.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

2. Discussion of Risks: Please see the most current version of the Funds’ prospectus for a discussion of risks associated with investing in the Funds.  While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times they’ve produced surprises for even the savviest investors.  Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets.  When the rare calamity strikes, the word “security” itself seems a misnomer.  Although the Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks that we did not contemplate for any number of reasons.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, in a worst-case scenario produce the material loss of the value of some or all of the securities we manage for you in the Funds.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, CCO

Date:  May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 18, 2012

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 18, 2012